Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Financial Data — The following tables summarize the unaudited quarterly Condensed Consolidated Statements of Operations for the Company for 2022 and 2021 (amounts in millions, except per share data). Amounts have been restated to reflect discontinued operations in all periods presented and reflect all adjustments necessary in the opinion of management for a fair statement of the results for interim periods.

Quarter Ended 2022	Mar 31	Jun 30	Sep 30	Dec 31
Revenue	$2,852	$3,078	$3,627	$3,060
Operating margin	530	563	892	563
Income (loss) from continuing operations, net of tax (1)	171	(136)	446	(986)
Net income (loss) attributable to The AES Corporation	$115	$(179)	$421	$(903)
Basic earnings (loss) per share:
Net income (loss) attributable to The AES Corporation common stockholders	$0.17	$(0.27)	$0.63	$(1.35)
Diluted earnings (loss) per share:
Net income (loss) attributable to The AES Corporation common stockholders	$0.16	$(0.27)	$0.59	$(1.35)
Dividends declared per common share	$0.16	$—	$0.16	$0.32

Quarter Ended 2021	Mar 31	Jun 30	Sep 30	Dec 31
Revenue	$2,635	$2,700	$3,036	$2,770
Operating margin	664	728	760	559
Income (loss) from continuing operations, net of tax (2)	(29)	(81)	485	(1,330)
Income from discontinued operations, net of tax	—	4	—	—
Net income (loss)	$(29)	$(77)	$485	$(1,330)
Net income (loss) attributable to The AES Corporation	$(148)	$28	$343	$(632)
Basic earnings (loss) per share:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax	$(0.22)	$0.03	$0.52	$(0.95)
Income from discontinued operations attributable to The AES Corporation common stockholders, net of tax	—	0.01	—	—
Net income (loss) attributable to The AES Corporation common stockholders	$(0.22)	$0.04	$0.52	$(0.95)
Diluted earnings (loss) per share:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax	$(0.22)	$0.03	$0.48	$(0.95)
Income from discontinued operations attributable to The AES Corporation common stockholders, net of tax	—	0.01	—	—
Net income (loss) attributable to The AES Corporation common stockholders	$(0.22)	$0.04	$0.48	$(0.95)
Dividends declared per common share	$0.15	$—	$0.15	$0.31
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(1)Includes pre-tax impairment expense of $482 million, $50 million, and $230 million in the second, third, and fourth quarters of 2022, respectively (See Note 22—Asset Impairment Expense), pre-tax goodwill impairment expense of $777 million in the fourth quarter of 2022 (See Note 9—Goodwill and Other Intangible Assets), and other non-operating expense of $175 million in the fourth quarter of 2022 (See Note 8—Investments in and Advances to Equity Affiliates).
(2)Includes pre-tax impairment expense of $473 million, $872 million, and $201 million in the first, second, and fourth quarters of 2021, respectively (See Note 22—Asset Impairment Expense), and pre-tax loss on sale of business interests of $1.8 billion, primarily due to the deconsolidation of Alto Maipo, in the fourth quarter of 2021 (See Note 24—Held-for-Sale and Dispositions).